Other Intangible Assets, Other than Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8.	Other Intangible Assets, Other than Goodwill

	December 31, 2011
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
	(in thousands)
Amortized intangible assets:
Technology	$6,339	7 years	4,495
Customer relationship	8,100	7 years	5,689
Patents	842	6 years	603
Total	$15,281		10,787

	December 31, 2012
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
	(in thousands)
Amortized intangible assets:
Technology	$11,774	7 years	5,762
Customer relationship	8,100	7 years	6,847
Patents	842	6 years	686
Total	$20,716		13,295
Unamortized intangible assets:
In-process research and development	$722

Amortization expense for the years ended December 31, 2010, 2011 and 2012, was $2,198 thousand, $2,180 thousand and $2,508 thousand, respectively. Estimated amortization expense for the next five years is $2,909 thousand in 2013, $953 thousand in 2014, and $783 thousand in 2015, 2016 and 2017.